REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS

NOTE 15 - REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum ratios of Tier 1 and total capital as a percentage of assets and off-balance-sheet exposures, adjusted for risk weights ranging from 0% to 100%. Tier 1 capital consists of common shareholders’ equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. Tier 2 capital consists of the allowance for loan losses subject to certain limitations. Total capital for purposes of computing the capital ratios consists of the sum of Tier 1 and Tier 2 capital. Total regulatory minimum requirements are 4% for Tier 1 and 8% for total risk-based capital.

As of December 31, 2011 and 2010, management believes that the Bank is well capitalized under the regulatory framework for prompt-corrective action.

The following table summarizes the capital amounts and ratios of the Bank and the regulatory minimum requirements.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
(Dollars in Thousands)			Minimum		Minimum
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital (to risk-weighted assets)	$19,104	18.88%	$8,095	8.00%	$10,119	10.00%
Tier 1 capital (to risk-weighted assets)	17,831	17.62	4,048	4.00	6,071	6.00
Tier 1 average ratio	17,831	11.13	6,408	4.00	8,010	5.00

December 31, 2010
Total capital (to risk-weighted assets)	$19,129	16.49%	$9,283	8.00%	$11,604	10.00%
Tier 1 capital (to risk-weighted assets)	17,678	15.23	4,642	4.00	6,962	6.00
Tier 1 capital (to average assets)	17,678	11.15	6,340	4.00	7,925	5.00

The Federal Reserve Board has similar requirements for bank holding companies. The Company is currently not subject to these requirements because the Federal Reserve guidelines contain an exemption for bank holding companies with less than $500,000,000 in consolidated assets.